Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%	34.00%
Less: Valuation Allowance	73.96%	27.47%	(92.85%)	(45.44%)	(59.67%)
Nondeductible/nontaxable items			(40.57%)	29.40%	0.00%
Deferred Tax	4.81%	33.13%
Tax expense (benefit)	4.85%	13.40%	(59.42%)	57.96%	14.33%
CHINA [Member]
Statutory Tax Rate	25.00%	25.00%	25.00%	25.00%	25.00%
HONG KONG [Member]
Statutory Tax Rate	15.00%	15.00%	15.00%	15.00%	15.00%